Columbia Minnesota Tax-Exempt Fund | Class Z Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Minnesota Tax-Exempt Fund (the Fund) seeks to provide shareholders with a high level of income generally exempt from federal income tax as well as from Minnesota state and local tax.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Columbia Minnesota Tax-Exempt Fund Class Z Shares Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses Columbia Minnesota Tax-Exempt Fund		Class Z Shares	Class Z Shares Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class Z
Management fees			0.40%
Distribution and/or service (12b-1) fees			none
Other expenses			0.18%
Total annual fund operating expenses			0.58%
Less: Fee waiver/expense reimbursement	[2]		(0.04%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.54%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until October 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rate of 0.54% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Minnesota Tax-Exempt Fund Class Z Shares Class Z	Class Z	55	182	320	725

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified mutual fund. Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in municipal obligations that are generally exempt from federal income tax as well as from Minnesota state and local income tax. The Fund may invest more than 25% of its total assets in a particular segment of the municipal securities market or in industrial revenue bonds. The Fund also may invest up to 20% of its net assets in debt obligations whose interest is subject to the alternative minimum tax. Additionally, the Fund may invest up to 25% of its net assets in lower-quality bonds (junk bonds).

The investment manager may use derivatives such as inverse variable or floating rate securities and futures, in an effort to produce incremental earnings and to hedge existing positions.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. The Fund’s investment or hedging strategy may be unable to achieve these objectives.

Derivatives Risk — Inverse Floaters. Inverse floaters (or inverse variable or floating rate securities) are a type of derivative, long-term fixed income obligation with a variable or floating interest rate that moves in the opposite direction of short-term interest rates. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down). There is a risk that the current interest rate on variable and floating rate securities may not accurately reflect current market interest rates or adequately compensate the holder for the current creditworthiness of the issuer. Some variable or floating rate securities are structured with liquidity features and some may include market-dependent liquidity features which may present greater liquidity risk. Other risks described in this prospectus associated with transactions in inverse floaters include Interest Rate Risk, Credit Risk and Market Risk.

Geographic Concentration Risk. Because the Fund invests primarily in the municipal securities issued by the state of Minnesota and political sub-divisions of the state, the Fund will be particularly affected by political, economic, regulatory, or other events or conditions in Minnesota. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Health Care Industry Risk. The Fund’s investments in municipal securities may include securities of issuers in the health care industry. The health care industry is subject to the risk of regulatory action or policy changes by a number of governmental agencies and bodies, including federal, state, and local governmental agencies, as well as requirements imposed by private entities, such as insurance companies. A major source of revenue for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions, demand for services, expenses (including malpractice insurance premiums) and competition among health care providers. Additional factors may also adversely affect health care facility operations, such as adoption of legislation proposing a national health insurance program, other state or local health care reform measures, medical and technological advances that alter the need for or cost of health services or the way in which such services are delivered, changes in medical coverage that alter the traditional fee-for-service revenue stream, and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.

High-Yield Securities Risk. The Fund’s investments in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Municipal Securities Risk. Because the Fund invests predominantly in Minnesota municipal securities, the Fund’s investments and its performance may be negatively impacted by local, state or regional factors or events, including state or local legislation or policy changes (such as, economic or political changes), tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal securities issuers of Minnesota.

Non-Diversification Risk. Compared with a "diversified" fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

Class Z shares have not been in existence for one full calendar year as of the date of this prospectus and therefore performance information for this share class is not shown. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A AVERAGE ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +7.67% (quarter ended September 30, 2009).

• Lowest return for a calendar quarter was -5.04% (quarter ended December 31, 2010).

• Class A year-to-date return was +8.90% at September 30, 2011.

Average Annual Total Returns (without sales charge) (for periods ended December 31, 2010)
Average Annual Total Returns Columbia Minnesota Tax-Exempt Fund Class Z Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year		5 years		10 years
before taxes Class A	Columbia Minnesota Tax-Exempt Fund:	Class A — before taxes		1.59%	[1]	3.56%	[1]	4.13%	[1]
after taxes on distributions Class A	Columbia Minnesota Tax-Exempt Fund:	Class A — after taxes on distributions		1.58%	[1]	3.56%	[1]	3.98%	[1]
after taxes on distributions and redemption of fund shares Class A	Columbia Minnesota Tax-Exempt Fund:	Class A — after taxes on distributions and redemption of fund shares		2.50%	[1]	3.63%	[1]	4.00%	[1]
Barclays Capital Municipal Bond Index		Barclays Capital Municipal Bond Index	(reflects no deduction for fees, expenses or taxes)	2.38%		4.09%		4.83%
Barclays Capital Minnesota Municipal Bond Index		Barclays Capital Minnesota Municipal Bond Index	(reflects no deduction for fees, expenses or taxes)	2.74%		4.48%		4.91%
Barclays Capital Municipal Bond Minnesota 3 Plus Year Enhanced Index		Barclays Capital Municipal Bond Minnesota 3 Plus Year Enhanced Index	(reflects no deduction for fees, expenses or taxes)	2.94%		4.61%		5.11%
Lipper Minnesota Municipal Debt Funds Index		Lipper Minnesota Municipal Debt Funds Index	(reflects no deduction for fees or taxes)	1.88%		3.41%		4.22%
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

In addition to comparing its performance to that of its primary benchmark, the Barclays Capital Municipal Bond Index, effective May 31, 2011, the Fund also compares its performance to that of the Barclays Capital Minnesota Municipal Bond Index (the New Index), an unmanaged index representative of investment-grade, tax-exempt bonds issued within the state of Minnesota with a maturity of at least one year. The New Index replaces the Barclays Capital Municipal Bond Minnesota 3 Plus Year Enhanced Index (the Former Index). The Fund’s investment manager recommended that the Fund replace the Former Index with the New Index because it believes the New Index better represents the Fund’s investible universe and investment strategy. Information on both indexes will be included for a one year transition period. After the one year transition period, only the New Index will be included.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Special Tax-Exempt Series Trust, a Massachusetts business trust. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.